Customers and Other Financing and Non-Financing Accounts Receivable	9 Months Ended
Sep. 30, 2021
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Customers and Other Financing and Non-Financing Accounts Receivable
NOTE 10. CUSTOMERS AND OTHER ACCOUNTS RECEIVABLE
As of September 30, 2021 and December 31, 2020, accounts receivable and other receivables were as follows:

A.	Customers

	September 30, 2021		December 31, 2020
Domestic customers, net	Ps.	48,974,823	Ps.	35,049,717
Export customers, net		51,756,829		33,332,696

Total customers	Ps.	100,731,652	Ps.	68,382,413

B.	Other financial and non-financial accounts receivable

	September 30, 2021		December 31, 2020
Financial assets:
Sundry debtors (1)	Ps.	32,624,404	Ps.	28,076,118
Employees and officers		3,651,277		3,539,505

Total financial assets	Ps.	36,275,681	Ps.	31,615,623
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	79,755,223	Ps.	55,187,272
Special Tax on Production and Services		38,482,961		32,657,743
Other accounts receivable		2,734,379		1,944,413

Total non-financial assets:	Ps.	120,972,563	Ps.	89,789,428

(1)	Includes Ps.(126,677) and Ps.(197,215) of impairment, as of September 30, 2021 and December 31, 2020, respectively.